Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Receivables	$ 0	$ 0
Payables	12,351	11,355
Net expenses	6,365	1,545	$ 1,994
Net income	0	0	128
WiseCoin AG
Related Party Transaction [Line Items]
Receivables	0
Payables	3,389	3,306
Net expenses	75	86	90
Net income	0	0	0
WISeKey International Holding AG
Related Party Transaction [Line Items]
Receivables	0	0
Payables	7,100	7,122
Net expenses	5,283	796	526
Net income	0	0	0
WISeKey SA
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	94
Net income	0	0	128
WISeKey USA Inc
Related Party Transaction [Line Items]
Receivables	0	0
Payables	981	154
Net expenses	827	558	883
Net income	0	0	0
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Receivables	0	0
Payables	881	773
Net expenses	180	105	401
Net income	$ 0	$ 0	$ 0